Fair value of financial instruments (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at April 30, 2023
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$77,608	$–	$–	$4,272	$4,272	$81,880	$81,880
Securities
Trading	124,614	11,593	–	–	–	–	136,207	136,207
Investment, net of applicable allowance	–	–	104,287	977	78,357	73,360	183,621	178,624
	124,614	11,593	104,287	977	78,357	73,360	319,828	314,831
Assets purchased under reverse repurchase agreements and securities borrowed	284,637	–	–	–	50,602	50,602	335,239	335,239
Loans, net of applicable allowance
Retail	90	380	233	–	550,873	533,532	551,576	534,235
Wholesale	5,445	3,530	573	–	270,063	265,068	279,611	274,616
	5,535	3,910	806	–	820,936	798,600	831,187	808,851
Other
Derivatives	124,149	–	–	–	–	–	124,149	124,149
Other assets (1)	4,478	5	–	–	67,073	67,073	71,556	71,556
Financial liabilities
Deposits
Personal	$308	$25,683			$402,314	$401,278	$428,305	$427,269
Business and government (2)	77	142,246			591,715	591,249	734,038	733,572
Bank (3)	–	14,749			32,961	32,962	47,710	47,711
	385	182,678			1,026,990	1,025,489	1,210,053	1,208,552
Other
Obligations related to securities sold short	36,048	–			–	–	36,048	36,048
Obligations related to assets sold under repurchase agreements and securities loaned	–	262,834			28,724	28,724	291,558	291,558
Derivatives	123,898	–			–	–	123,898	123,898
Other liabilities (4)	(609)	22			92,721	92,630	92,134	92,043
Subordinated debentures	–	–			11,565	11,357	11,565	11,357

	As at October 31, 2022
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$84,468	$–	$–	$23,543	$23,543	$108,011	$108,011
Securities
Trading	138,507	9,698	–	–	–	–	148,205	148,205
Investment, net of applicable allowance	–	–	92,063	828	77,127	70,073	170,018	162,964
	138,507	9,698	92,063	828	77,127	70,073	318,223	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	264,665	–	–	–	53,180	53,180	317,845	317,845
Loans, net of applicable allowance
Retail	73	375	218	–	546,767	521,428	547,433	522,094
Wholesale	6,914	3,222	563	–	261,833	253,816	272,532	264,515
	6,987	3,597	781	–	808,600	775,244	819,965	786,609
Other
Derivatives	154,439	–	–	–	–	–	154,439	154,439
Other assets (1)	3,377	–	–	–	73,084	73,084	76,461	76,461
Financial liabilities
Deposits
Personal	$298	$21,959			$382,675	$380,396	$404,932	$402,653
Business and government (2)	447	152,119			607,304	605,102	759,870	757,668
Bank (3)	–	7,196			36,816	36,758	44,012	43,954
	745	181,274			1,026,795	1,022,256	1,208,814	1,204,275
Other
Obligations related to securities sold short	35,511	–			–	–	35,511	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,835			25,112	25,112	273,947	273,947
Derivatives	153,491	–			–	–	153,491	153,491
Other liabilities (4)	(360)	69			90,348	90,160	90,057	89,869
Subordinated debentures	–	–			10,025	9,668	10,025	9,668

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities meas
ur
ed at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	April 30, 2023						October 31, 2022
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$77,608	$–	$		$77,608	$–	$84,468	$–	$		$84,468
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	14,802	2,411	–			17,213	15,024	3,779	–			18,803
Provincial and municipal	–	11,794	–			11,794	–	13,257	–			13,257
U.S. federal, state, municipal and agencies (1), (2)	684	22,100	–			22,784	1,254	35,570	4			36,828
Other OECD government (3)	3,843	3,083	–			6,926	1,325	3,452	–			4,777
Mortgage-backed securities (1)	–	2	–			2	–	2	–			2
Asset-backed securities
Non-CDO securities (4)	–	1,174	–			1,174	–	1,308	2			1,310
Corporate debt and other debt	–	21,762	19			21,781	–	21,162	7			21,169
Equities	50,055	2,301	2,177			54,533	46,592	3,593	1,874			52,059
	69,384	64,627	2,196			136,207	64,195	82,123	1,887			148,205
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	928	3,569	–			4,497	1,226	2,555	–			3,781
Provincial and municipal	–	3,272	–			3,272	–	2,124	–			2,124
U.S. federal, state, municipal and agencies (1)	61	51,864	–			51,925	440	43,918	–			44,358
Other OECD government	–	6,937	–			6,937	–	5,144	–			5,144
Mortgage-backed securities (1)	–	2,682	27			2,709	–	2,860	28			2,888
Asset-backed securities
CDO	–	7,652	–			7,652	–	7,524	–			7,524
Non-CDO securities	–	464	–			464	–	524	–			524
Corporate debt and other debt	–	26,681	150			26,831	–	25,569	151			25,720
Equities	37	504	436			977	36	395	397			828
	1,026	103,625	613			105,264	1,702	90,613	576			92,891
Assets purchased under reverse repurchase agreements and securities borrowed	–	284,637	–			284,637	–	264,665	–			264,665
Loans	–	7,841	2,410			10,251	–	9,673	1,692			11,365
Other
Derivatives
Interest rate contracts	–	34,325	262			34,587	–	39,804	263			40,067
Foreign exchange contracts	–	76,950	8			76,958	–	99,424	13			99,437
Credit derivatives	–	396	–			396	–	388	–			388
Other contracts	2,677	12,435	86			15,198	3,939	14,786	62			18,787
Valuation adjustments	–	(1,776)	6			(1,770)	–	(2,100)	45			(2,055)
Total gross derivatives	2,677	122,330	362			125,369	3,939	152,302	383			156,624
Netting adjustments					(1,220)	(1,220)					(2,185)	(2,185)
Total derivatives						124,149						154,439
Other assets	1,476	2,994	13			4,483	1,221	2,141	15			3,377
	$74,563	$663,662	$5,594		$(1,220)	$742,599	$71,057	$685,985	$4,553		$(2,185)	$759,410
Financial liabilities
Deposits
Personal	$–	$25,741	$250	$		$25,991	$–	$22,016	$241	$		$22,257
Business and government	–	142,323	–			142,323	–	152,566	–			152,566
Bank	–	14,749	–			14,749	–	7,196	–			7,196
Other
Obligations related to securities sold short	15,535	20,513	–			36,048	16,383	19,128	–			35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	262,834	–			262,834	–	248,835	–			248,835
Derivatives
Interest rate contracts	–	33,492	900			34,392	–	39,592	1,122			40,714
Foreign exchange contracts	–	69,694	64			69,758	–	94,310	145			94,455
Credit derivatives	–	144	–			144	–	125	–			125
Other contracts	2,474	18,595	499			21,568	3,847	16,663	847			21,357
Valuation adjustments	–	(734)	(10)			(744)	–	(967)	(8)			(975)
Total gross derivatives	2,474	121,191	1,453			125,118	3,847	149,723	2,106			155,676
Netting adjustments					(1,220)	(1,220)					(2,185)	(2,185)
Total derivatives						123,898						153,491
Other liabilities	444	(1,031)	–			(587)	341	(632)	–			(291)
	$18,453	$586,320	$1,703		$(1,220)	$605,256	$20,571	$598,832	$2,347		$(2,185)	$619,565

(1)
As at April 30, 2023, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $11,839 million
and $nil (October 31, 2022 – $12,273 million and $nil),
respectively, and in all fair value levels of Investment securities were $20,898 million
and $2,613
million
(October 31, 2022 – $23,362 million and $2,755 million), respectively.

(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).
(4)	Collateralized debt obligations (CDO).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended April 30, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	–	–	–	2	–	17	–	19	–
Equities	2,106	(108)	19	171	(12)	1	–	2,177	(87)
	2,106	(108)	19	173	(12)	18	–	2,196	(87)
Investment
Mortgage-backed securities	28	–	(2)	1	–	–	–	27	n.a.
Corporate debt and other debt	149	–	8	–	(7)	–	–	150	n.a.
Equities	420	–	16	–	–	–	–	436	n.a.
	597	–	22	1	(7)	–	–	613	n.a.
Loans	2,597	26	30	46	(261)	–	(28)	2,410	27
Other
Net derivative balances (3)
Interest rate contracts	(654)	(1)	–	12	2	5	(2)	(638)	(4)
Foreign exchange contracts	(63)	(4)	3	(3)	–	–	11	(56)	(24)
Other contracts	(547)	92	(7)	(30)	4	(28)	103	(413)	21
Valuation adjustments	17	–	–	–	(1)	–	–	16	–
Other assets	13	–	–	–	–	–	–	13	–
	$4,066	$5	$67	$199	$(275)	$(5)	$84	$4,141	$(67)
Liabilities
Deposits	$(250)	$(7)	$(1)	$(42)	$4	$(17)	$63	$(250)	$(4)
Other
Other liabilities	–	–	–	–	–	–	–	–	–
	$(250)	$(7)	$(1)	$(42)	$4	$(17)	$63	$(250)	$(4)

	For the three months ended April 30, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$22	$–	$–	$–	$(6)	$–	$–	$16	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	15	(1)	–	–	–	–	(9)	5	–
Equities	1,689	4	11	79	(25)	1	–	1,759	(4)
	1,728	3	11	79	(31)	1	(9)	1,782	(4)
Investment
Mortgage-backed securities	20	–	1	–	–	–	–	21	n.a.
Corporate debt and other debt	155	–	(6)	–	–	–	–	149	n.a.
Equities	349	–	(2)	2	–	–	–	349	n.a.
	524	–	(7)	2	–	–	–	519	n.a.
Loans	679	(23)	(24)	161	(1)	9	(19)	782	38
Other
Net derivative balances (3)
Interest rate contracts	(555)	(146)	(3)	99	(16)	–	(42)	(663)	(163)
Foreign exchange contracts	7	(17)	–	21	16	–	(3)	24	(12)
Other contracts	(448)	123	(3)	(12)	6	(117)	15	(436)	107
Valuation adjustments	39	–	–	–	(11)	–	–	28	–
Other assets	–	–	–	15	–	–	–	15	–
	$1,974	$(60)	$(26)	$365	$(37)	$(107)	$(58)	$2,051	$(34)
Liabilities
Deposits	$(122)	$(3)	$–	$(52)	$12	$(16)	$24	$(157)	$8
Other
Other liabilities	(7)	–	–	–	4	–	–	(3)	–
	$(129)	$(3)	$–	$(52)	$16	$(16)	$24	$(160)	$8

	For the six months ended April 30, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$–	$(4)	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	(2)	–	–	–	–
Corporate debt and other debt	7	–	–	2	–	17	(7)	19	–
Equities	1,874	(122)	(6)	421	(32)	42	–	2,177	(111)
	1,887	(122)	(6)	423	(38)	59	(7)	2,196	(111)
Investment
Mortgage-backed securities	28	–	(2)	1	–	–	–	27	n.a.
Corporate debt and other debt	151	–	7	–	(8)	–	–	150	n.a.
Equities	397	–	40	–	(1)	–	–	436	n.a.
	576	–	45	1	(9)	–	–	613	n.a.
Loans	1,692	(26)	23	1,239	(381)	28	(165)	2,410	3
Other
Net derivative balances (3)
Interest rate contracts	(859)	4	5	(8)	175	23	22	(638)	9
Foreign exchange contracts	(132)	1	11	1	37	–	26	(56)	(4)
Other contracts	(785)	37	10	(38)	66	(59)	356	(413)	30
Valuation adjustments	53	–	–	–	(37)	–	–	16	–
Other assets	15	–	–	–	(2)	–	–	13	–
	$2,447	$(106)	$88	$1,618	$(189)	$51	$232	$4,141	$(73)
Liabilities
Deposits	$(241)	$(27)	$–	$(77)	$6	$(51)	$140	$(250)	$(15)
Other
Other liabilities	–	–	–	–	–	–	–	–	–
	$(241)	$(27)	$–	$(77)	$6	$(51)	$140	$(250)	$(15)

	For the six months ended April 30, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$1	$–	$(10)	$–	$–	$16	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	25	(2)	–	–	(5)	–	(13)	5	–
Equities	1,530	78	34	161	(45)	1	–	1,759	93
	1,582	76	35	161	(60)	1	(13)	1,782	93
Investment
Mortgage-backed securities	20	–	1	–	–	–	–	21	n.a.
Corporate debt and other debt	152	–	(3)	–	–	–	–	149	n.a.
Equities	334	–	43	8	(1)	–	(35)	349	n.a.
	506	–	41	8	(1)	–	(35)	519	n.a.
Loans	1,077	(13)	(32)	217	(462)	16	(21)	782	(46)
Other
Net derivative balances (3)
Interest rate contracts	(635)	(157)	(2)	100	66	–	(35)	(663)	108
Foreign exchange contracts	47	(47)	1	21	12	–	(10)	24	53
Other contracts	(393)	184	(11)	(115)	48	(193)	44	(436)	166
Valuation adjustments	20	–	–	–	(11)	19	–	28	–
Other assets	–	–	–	15	–	–	–	15	–
	$2,204	$43	$32	$407	$(408)	$(157)	$(70)	$2,051	$374
Liabilities
Deposits	$(151)	$(9)	$(1)	$(79)	$17	$(36)	$102	$(157)	$(9)
Other
Other liabilities	(7)	–	–	–	4	–	–	(3)	–
	$(158)	$(9)	$(1)	$(79)	$21	$(36)	$102	$(160)	$(9)

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in other comprehensive income (OCI) were $
12

million for the three months ended April 30, 2023 (April 30, 2022 – losses of $
1 million) and gains of $30 million for the six months ended April 30, 2023 (April 30, 2022 – gains of $44 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at April 30, 2023 included derivative assets of $362 million (April 30, 2022 – $551 million) and derivative liabilities of $1,453 million (April 30, 2022 – $1,598 million).
n.a.	not applicable

Summary of Net Interest Income From Financial Instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$6,948	$1,575	$13,657	$2,994
Financial instruments measured at fair value through other comprehensive income	1,114	124	2,056	201
Financial instruments measured at amortized cost	12,256	6,059	23,942	11,941
	20,318	7,758	39,655	15,136
Interest expense (1)
Financial instruments measured at fair value through profit or loss	6,275	1,085	12,515	1,946
Financial instruments measured at amortized cost	7,944	1,399	14,839	2,645
	14,219	2,484	27,354	4,591
Net interest income	$6,099	$5,274	$12,301	$10,545

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Condensed Consolidated Statements of Income: for the three months ended April 30, 2023, Interest income of $99 million

(April 30, 2022 – $147 million), and Interest expense of $8
million

(April 30, 2022 – $2 million); for the six months ended April 30, 2023, Interest income of $232 million (April 30, 2022 – $343 million), and Interest expense of $12 million (April 30, 2022 – $3 million).
(2)	Includes dividend income for the three months ended April 30, 2023 of $801 million

(April 30, 2022 – $690 million) and for the six months ended April 30, 2023 of $1,593 million (April 30, 2022 – $1,440 million), which is presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.